CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY [Abstract]
Cash dividends for common stock (in dollars per share)	$ 0.20	$ 0.20